GuideMark® Core Fixed Income Fund
Schedule of Investments (Unaudited)
June 30, 2022

Principal Amount		Value
	ASSET BACKED SECURITIES - 6.19%
	Affirm Asset Securitization Trust
20,338	Series 2020-Z1A, 3.460%, 10/15/2024 (c)(g)	$20,261
63,914	Series 2020-Z2A, 1.900%, 01/15/2025 (c)(g)	62,854
150,000	AmeriCredit Automobile Receivables Trust
	Series 2019-3D, 2.580%, 09/18/2025	146,419
338,868	Atrium XII
	Series 2015-12R, 1.966% (3 Month LIBOR USD + 0.830%, 0.000% Floor), 04/22/2027 (a)(c)	334,405
160,000	Avant Loans Funding Trust
	Series 2021-REV1 A, 1.210%, 07/15/2030 (c)(g)	150,965
450,000	Bain Capital Credit CLO, Ltd.
	Series 2017-2A AR2, 2.364% (3 Month LIBOR USD + 1.180%, 1.180% Floor), 07/25/2034 (a)(c)	436,092
69,673	BHG Securitization Trust
	Series 2021-B A, 0.900%, 10/17/2034 (c)(g)	66,079
	BlueMountain CLO, Ltd.
565,000	Series 2021-31A A1, 2.194% (3 Month LIBOR USD + 1.150%, 1.150% Floor), 04/19/2034 (a)(c)	547,427
260,000	Series 2019-24A AR, 2.163% (3 Month LIBOR USD + 1.100%, 1.100% Floor), 04/20/2034 (a)(c)	250,188
380,000	Buckhorn Park CLO, Ltd.
	Series 2019-1R A-R, 2.164% (3 Month LIBOR USD + 1.120%, 1.120% Floor), 07/18/2034 (a)(c)	368,472
380,000	Carvana Auto Receivables Trust
	Series 2022-P2, 4.130%, 04/10/2027	381,510
90,296	CF Hippolyta Issuer LLC
	Series 2020-1A2, 1.990%, 07/15/2060 (c)	77,485
	Domino's Pizza Master Issuer LLC
183,350	Series 2018-1, 4.116%, 07/25/2048 (c)(g)	179,473
73,313	Series 2019-1, 3.668%, 10/25/2049 (c)(g)	66,594
188,100	Series 2021-1A A2I, 2.662%, 04/25/2051 (c)	164,557
135,000	Drive Auto Receivables Trust
	Series 2019-4, 2.700%, 02/16/2027	133,619
	Exeter Automobile Receivables Trust
300,000	Series 2019-4, 2.580%, 09/15/2025 (c)	296,397
90,000	Series 2020-1, 2.730%, 12/15/2025 (c)	88,802
613,094	Galaxy XXIII CLO, Ltd.
	Series 2017-23A AR, 2.054% (3 Month LIBOR USD + 0.870%, 0.870% Floor), 04/24/2029 (a)(c)	602,927
100,000	GCO Education Loan Funding Trust
	Series 2006-1, 1.754% (3 Month LIBOR USD + 0.230%, 0.000% Floor), 05/25/2036 (a)	95,290
300,000	GTP Acquisition Partners I LLC
	Series 2015-2, 3.482%, 06/15/2050 (c)	295,905
605,000	Harriman Park CLO, Ltd.
	Series 2020-1A A1R, 2.183% (3 Month LIBOR USD + 1.120%, 1.120% Floor), 04/20/2034 (a)(c)	587,760
99,024	LCM XX LP
	Series 2015-20R, 2.103% (3 Month LIBOR USD + 1.040%, 0.000% Floor), 10/20/2027 (a)(c)	98,168
465,000	Madison Park Funding, Ltd.
	Series 2021-38A A, 2.164% (3 Month LIBOR USD + 1.120%, 1.120% Floor), 07/17/2034 (a)(c)	450,233
120,000	Mercury Financial Credit Card Master Trust
	Series 2021-1A, 1.540%, 03/20/2026 (c)	114,256
132,683	Navient Private Education Refi Loan Trust
	Series 2021-E A, 0.970%, 12/16/2069 (c)	119,232
465,000	Neuberger Berman CLO XX, Ltd.
	Series 2015-20RR A-RR, 2.204% (3 Month LIBOR USD + 1.160%, 1.160% Floor), 07/17/2034 (a)(c)	450,633
206,938	OZLM VII, Ltd.
	Series 2014-7R, 2.054% (3 Month LIBOR USD + 1.010%, 1.010% Floor), 07/17/2029 (a)(c)	204,870
15,332	OZLM XII, Ltd.
	Series 2015-12R, 2.336% (3 Month LIBOR USD + 1.050%, 1.050% Floor), 04/30/2027 (a)(c)	15,325
420,000	Regatta VI Funding, Ltd.
	Series 2016-1A AR2, 2.223% (3 Month LIBOR USD + 1.160%, 1.160% Floor), 04/20/2034 (a)(c)	403,071
	RR, Ltd.
480,000	Series 2017-1A A1AB, 2.194% (3 Month LIBOR USD + 1.150%, 1.150% Floor), 07/16/2035 (a)(c)	466,826
330,000	Series 2021-16A A1, 2.154% (3 Month LIBOR USD + 1.110%, 1.110% Floor), 07/15/2036 (a)(c)	320,016
205,000	Santander Drive Auto Receivables Trust
	Series 2019-3, 2.680%, 10/15/2025	204,529
	Sound Point CLO, Ltd.
313,628	Series 2018-3, 1.994% (3 Month LIBOR USD + 0.950%, 0.000% Floor), 04/16/2029 (a)(c)	309,895
410,000	Series 2021-1A A, 2.254% (3 Month LIBOR USD + 1.070%, 1.070% Floor), 04/25/2034 (a)(c)	397,888
100,000	Summit Issuer LLC
	Series 2020-1, 2.290%, 12/20/2050 (c)	91,050
405,000	THL Credit Wind River CLO, Ltd.
	Series 2020-1A, 2.493% (3 Month LIBOR USD + 1.430%, 1.430% Floor), 10/20/2033 (a)(c)	395,647
180,570	TICP CLO, Ltd.
	Series 2018-3, 1.903% (3 Month LIBOR USD + 0.840%, 0.840% Floor), 04/20/2028 (a)(c)	179,521
	Upstart Securitization Trust
77,777	Series 2021-3, 0.830%, 07/20/2031 (c)	75,546
175,163	Series 2021-4, 0.840%, 09/20/2031 (c)	168,704
	Venture CLO, Ltd.
410,000	Series 2021-42A A1A, 2.174% (3 Month LIBOR USD + 1.130%, 1.130% Floor), 04/17/2034 (a)(c)	394,452
180,000	Series 2021-43A A1, 2.284% (3 Month LIBOR USD + 1.240%, 1.240% Floor), 04/17/2034 (a)(c)	174,099
353,167	Voya CLO, Ltd.
	Series 2015-1, 1.944% (3 Month LIBOR USD + 0.900%, 0.900% Floor), 01/18/2029 (a)(c)	348,782
370,000	Wellfleet CLO X, Ltd.
	Series 2019-XA A1R, 2.233% (3 Month LIBOR USD + 1.170%, 0.000% Floor), 07/20/2032 (a)(c)	359,134
	Wendy's Funding LLC
76,400	Series 2018-1, 3.884%, 03/15/2048 (c)(g)	72,280
242,550	Series 2021-1A A2I, 2.370%, 06/15/2051 (c)(g)	206,483
	Westlake Automobile Receivables Trust
220,000	Series 2019-3, 2.720%, 11/15/2024 (c)	218,276
225,000	Series 2022-2, 4.310%, 09/15/2027 (c)	224,330
99,500	Wingstop Funding LLC
	Series 2020-1, 2.841%, 12/05/2050 (c)(g)	88,867
	Total Asset Backed Securities (Cost $12,290,685)	11,905,594

	COLLATERALIZED MORTGAGE OBLIGATIONS - 15.48%
310,182	510 Asset Backed Trust
	Series 2021-NPL2 A-1, 2.116%, 06/25/2061 (c)(k)	290,998
107,503	Ajax Mortgage Loan Trust
	Series 2021-C A, 2.115%, 01/25/2061 (c)(k)	101,036
	Angel Oak Mortgage Trust
6,542	Series 2018-3, 3.649%, 09/25/2048 (b)(c)	6,516
6,112	Series 2019-2, 3.628%, 03/25/2049 (b)(c)	6,098
24,722	Series 2019-4, 2.993%, 07/26/2049 (b)(c)	24,635
112,312	Series 2020-R1, 0.990%, 04/25/2053 (b)(c)	108,774
176,323	Series 2021-4 A1, 1.035%, 01/20/2065 (b)(c)	150,197
33,992	Series 2020-6 TR, 1.261%, 05/25/2065 (b)(c)	32,635
117,608	Series 2021-1, 0.909%, 01/25/2066 (b)(c)	109,685
117,082	Series 2021-2 A1, 0.985%, 04/25/2066 (b)(c)	107,101
216,955	Series 2021-3 A1, 1.068%, 05/25/2066 (b)(c)	197,695
284,487	Series 2021-5 A1, 0.951%, 07/25/2066 (b)(c)	254,698
204,244	Series 2021-8, 1.820%, 11/25/2066 (b)(c)	185,805
468,605	Series 2022-1, 2.881%, 12/25/2066 (c)(k)	445,167
100,000	Arbor Realty Commercial Real Estate Notes 2021-FL2, Ltd.
	Series 2021-FL2 A, 2.424% (1 Month LIBOR USD + 1.100%, 1.100% Floor), 05/15/2036 (a)(c)	97,528
	Arroyo Mortgage Trust
78,814	Series 2019-3, 2.962%, 10/25/2048 (b)(c)	76,569
86,984	Series 2019-2, 3.347%, 04/25/2049 (b)(c)	84,769
	BANK
2,139,664	Series 2019-BNK23, 0.811%, 12/17/2052 (b)(j)	87,691
986,321	Series 2019-BNK18, 1.041%, 05/17/2062 (b)(j)	46,927
1,164,557	Series 2019-BNK20, 0.955%, 09/15/2062 (b)(j)	53,519
1,312,339	Series 2019-BNK22, 0.712%, 11/17/2062 (b)(j)	46,589
990,942	Series 2019-BNK24, 0.761%, 11/17/2062 (b)(j)	38,390
987,248	Series 2020-BNK26, 1.345%, 03/16/2063 (b)(j)	67,423
1,553,734	Series 2020-BNK28, 1.897%, 03/16/2063 (b)(j)	167,517
34,295	Bayview Koitere Fund Trust
	Series 2017-RT4, 3.500%, 07/28/2057 (b)(c)	33,520
89,316	Bayview Mortgage Fund IVc Trust
	Series 2017-RT3A, 3.500%, 01/28/2058 (b)(c)	87,812
82,198	Bayview Opportunity Master Fund IVa Trust
	Series 2017-SPL5A, 3.500%, 06/28/2057 (b)(c)	81,689
34,151	Bayview Opportunity Master Fund IVb Trust
	Series 2017-RT6, 3.500%, 10/28/2057 (b)(c)	33,719
	BBCMS Mortgage Trust
132,000	Series 2017-DELC, 2.174% (1 Month LIBOR USD + 0.850%, 0.850% Floor), 08/15/2036 (a)(c)	129,425
100,000	Series 2022-C16, 4.600%, 06/17/2055 (b)	102,674
	Benchmark Mortgage Trust
325,000	Series 2019-B11, 3.410%, 05/17/2052	319,078
983,753	Series 2019-B12, 1.179%, 08/16/2052 (b)(j)	46,929
393,837	Series 2020-B18, 1.916%, 07/17/2053 (b)(j)	34,892
751,712	Series 2020-B22, 1.632%, 01/15/2054 (b)(j)	72,409
1,495,167	Series 2019-B10, 1.386%, 03/17/2062 (b)(j)	86,047
135,696	BINOM Securitization Trust
	Series 2021-INV1, 2.034%, 06/25/2056 (b)(c)	125,077
	BRAVO Residential Funding Trust
88,042	Series 2021-NQM1 A1, 0.941%, 02/25/2049 (b)(c)	82,717
89,884	Series 2021-NQM2 A1, 0.970%, 03/25/2060 (b)(c)	86,509
323,097	Series 2021-C A1, 1.620%, 03/01/2061 (c)(k)	300,883
260,622	BX Commercial Mortgage Trust 2019-XL
	Series 2019-XL, 2.244% (1 Month LIBOR USD + 0.920%, 0.920% Floor), 10/15/2036 (a)(c)	256,272
100,000	CAMB Commercial Mortgage Trust
	Series 2019-LIFE, 2.774% (1 Month LIBOR USD + 1.450%, 1.450% Floor), 12/15/2037 (a)(c)	96,719
145,000	Century Plaza Towers
	Series 2019-CPT, 2.865%, 11/16/2039 (c)	127,250
7,447	Chase Mortgage Finance Trust
	Series 2007-A1, 2.448%, 02/25/2037 (b)	7,327
7,987	CIM Trust
	Series 2017-7, 3.000%, 04/25/2057 (b)(c)	7,982
	Citigroup Commercial Mortgage Trust
376,000	Series 2014-GC19, 4.023%, 03/12/2047	375,284
296,312	Series 2016-P3, 3.329%, 04/16/2049	286,742
505,000	Series 2016-P4, 2.902%, 07/12/2049	482,041
	Citigroup Mortgage Loan Trust, Inc.
116,019	Series 2018-RP2, 3.500%, 02/25/2058 (b)(c)	114,173
50,709	Series 2018-RP1, 3.000%, 09/25/2064 (b)(c)	49,911
107,433	Series 2019-E, 3.228%, 11/25/2070 (c)(k)	107,391
	COLT Mortgage Loan Trust
331,500	Series 2020-RPL1, 1.390%, 01/25/2065 (b)(c)	301,971
74,349	Series 2020-2R, 1.325%, 10/26/2065 (b)(c)	73,388
173,726	Series 2021-1 A1, 0.910%, 06/25/2066 (b)(c)	154,569
306,869	Series 2021-3 A1, 0.956%, 09/27/2066 (b)(c)	267,119
403,123	Series 2021-HX1 A1, 1.110%, 10/25/2066 (b)(c)	356,135
485,532	Series 2022-1, 2.284%, 12/27/2066 (b)(c)	437,435
97,824	Series 2022-4 A-1, 4.301%, 03/25/2067 (b)(c)	94,973
	COMM Mortgage Trust
120,000	Series 2013-300P, 4.353%, 08/12/2030 (c)	119,181
100,000	Series A, 2.819%, 01/10/2039 (c)	92,166
100,000	Series C, 3.376%, 01/10/2039 (c)	91,089
	Countrywide Home Loans, Inc.
5,032	Series 2004-HYB6, 2.572%, 11/20/2034 (b)	4,893
57,321	Series 2005-11, 2.224% (1 Month LIBOR USD + 0.600%, 0.600% Floor, 10.500% Cap), 03/25/2035 (a)	42,531
278,676	CSAIL Commercial Mortgage Trust
	Series 2016-C6, 2.960%, 01/15/2049	273,507
	CSMC Trust
97,883	Series 2020-NET, 2.257%, 08/17/2037 (c)	90,487
25,989	Series 2017-FHA1, 3.250%, 04/25/2047 (b)(c)	24,329
228,598	Series 2020-RPL4, 2.000%, 01/25/2060 (b)(c)	215,003
113,986	Series 2021-RPL4 A1, 1.796%, 12/27/2060 (b)(c)	107,756
132,849	Series 2020-NQM1, 1.208%, 05/25/2065 (c)(k)	126,546
217,168	Series 2021-NQM2, 1.179%, 02/25/2066 (b)(c)	206,800
159,902	Series 2021-NQM5 A1, 0.938%, 05/25/2066 (b)(c)	139,472
399,010	Series 2021-NQM6 A1, 1.174%, 07/25/2066 (b)(c)	339,836
200,893	Series 2021-NQM8, 1.841%, 10/25/2066 (b)(c)	181,236
494,792	Series 2022-NQM1, 2.265%, 11/25/2066 (b)(c)	441,076
	DBGS Mortgage Trust
215,000	Series 2018-C1, 4.466%, 10/17/2051	217,146
11,843,489	Series 2018-C1, 0.323%, 10/17/2051 (b)(j)	113,626
	DBJPM Mortgage Trust
273,895	Series 2016-C1, 3.038%, 05/12/2049	268,528
475,000	Series 2016-C3, 2.890%, 08/12/2049	451,388
310,051	Series 2020-C9, 1.828%, 08/15/2053 (b)(j)	24,378
79,395	Deephaven Residential Mortgage Trust
	Series 2021-2 A1, 0.899%, 04/25/2066 (b)(c)	70,538
	Ellington Financial Mortgage Trust
74,211	Series 2021-2 A1, 0.931%, 06/25/2066 (b)(c)	67,501
233,803	Series 2022-1, 2.206%, 01/25/2067 (b)(c)	214,400
	FirstKey Homes Trust
115,000	Series 2022-SFR1, 4.145%, 05/19/2039 (c)	113,526
485,000	Series 2022-SFR2, 4.250%, 07/19/2039 (c)	479,601
	GCAT Trust
149,042	Series 2021-NQM1, 0.874%, 01/25/2066 (b)(c)	137,853
153,971	Series 2021-NQM2 A1, 1.036%, 05/25/2066 (b)(c)	140,381
203,887	Series 2021-NQM3 A1, 1.091%, 05/25/2066 (b)(c)	180,363
277,221	Series 2021-NQM4, 1.093%, 08/25/2066 (b)(c)	243,554
162,648	Series 2021-NQM7, 1.915%, 08/25/2066 (b)(c)	155,429
	GS Mortgage Securities Trust
145,000	Series 2012-BWTR, 2.954%, 11/07/2034 (c)	143,901
35,000	Series 2015-GC34, 3.506%, 10/13/2048	34,189
1,445,300	Series 2020-GC45, 0.786%, 02/14/2053 (b)(j)	52,831
220,000	Hawaii Hotel Trust 2019-MAUI
	Series 2019-MAUI, 2.474% (1 Month LIBOR USD + 1.150%, 1.150% Floor), 05/17/2038 (a)(c)	214,306
	Imperial Fund Mortgage Trust
160,102	Series 2021-NQM2 A-1, 1.073%, 09/25/2056 (b)(c)	141,986
493,840	Series 2022-NQM2, 3.638%, 03/25/2067 (c)(k)	472,416
90,000	JPMBB Commercial Mortgage Securities Trust
	Series 2020-NNN, 2.812%, 01/16/2037 (c)	85,592
	Legacy Mortgage Asset Trust
85,244	Series 2021-GS4 A1, 1.650%, 11/25/2060 (c)(k)	79,467
148,580	Series 2021-GS3 A1, 1.750%, 07/25/2061 (c)(k)	137,441
260,000	MF1, Ltd.
	Series 2022-FL8, 2.542% (SOFR30A + 1.750%, 1.750% Floor), 02/19/2037 (a)(c)(g)	246,998
	MFRA Trust
124,162	Series 2021-NQM2, 1.029%, 11/25/2064 (b)(c)	113,211
31,088	Series 2020-NQM3 A1, 1.014%, 01/26/2065 (b)(c)	30,040
107,429	Series 2021-NQM1 A-1, 1.153%, 04/25/2065 (b)(c)	100,051
	Mill City Mortgage Loan Trust
64,059	Series 2018-2, 3.500%, 05/25/2058 (b)(c)	63,569
219,261	Series 2019-GS1, 2.750%, 07/25/2059 (b)(c)	214,631
66,399	Series 2017-3, 2.750%, 01/25/2061 (b)(c)	65,888
61,078	Series 2018-1, 3.250%, 05/25/2062 (b)(c)	60,087
141,970	Series 2019-1, 3.250%, 10/25/2069 (b)(c)	138,414
88,529	Morgan Stanley ABS Capital I, Inc. Trust
	Series 2003-NC10, 2.644% (1 Month LIBOR USD + 1.020%, 1.020% Floor), 10/25/2033 (a)	86,707
175,000	Morgan Stanley Bank of America Merrill Lynch Trust
	Series 2016-C29, 3.325%, 05/17/2049	169,290
	New Residential Mortgage Loan Trust
39,230	Series 2016-2, 3.750%, 11/25/2035 (b)(c)	38,134
93,758	Series 2018-4, 2.374% (1 Month LIBOR USD + 0.750%, 0.750% Floor), 01/27/2048 (a)(c)	91,993
34,783	Series 2016-4, 3.750%, 11/25/2056 (b)(c)	33,770
336,575	Series 2021-NQM3 A1, 1.156%, 11/27/2056 (b)(c)	301,297
55,035	Series 2017-1, 4.000%, 02/25/2057 (b)(c)	54,431
49,782	Series 2017-2, 4.000%, 03/25/2057 (b)(c)	48,625
27,570	Series 2017-3, 4.000%, 04/25/2057 (b)(c)	27,053
25,829	Series 2017-4, 4.000%, 05/25/2057 (b)(c)	25,136
25,211	Series 2017-5, 3.124% (1 Month LIBOR USD + 1.500%, 1.500% Floor), 06/25/2057 (a)(c)	25,166
43,214	Series 2017-6, 4.000%, 08/25/2057 (b)(c)	42,406
95,730	Series 2018-1, 4.000%, 12/25/2057 (b)(c)	93,401
78,661	Series 2018-2, 4.500%, 02/25/2058 (b)(c)	77,942
198,735	Series 2018-3, 4.500%, 05/25/2058 (b)(c)	197,922
88,270	Series 2021-NQM2R A-1, 0.941%, 10/25/2058 (b)(c)	85,332
143,026	Series 2019-3, 3.750%, 11/25/2058 (b)(c)	139,991
104,716	Series 2019-5, 3.500%, 08/25/2059 (b)(c)	102,555
27,736	Series 2019-NQM4, 2.492%, 09/25/2059 (b)(c)	26,915
456,084	Series 2022-NQM1, 2.277%, 04/25/2061 (b)(c)	410,182
324,982	NMLT Trust
	Series 2021-INV1 A1, 1.185%, 05/25/2056 (b)(c)	293,495
	OBX Trust
193,835	Series 2021-NQM3 A1, 1.054%, 07/25/2061 (b)(c)	168,657
409,946	Series 2022-NQM1, 2.305%, 11/25/2061 (b)(c)	359,582
196,279	Series 2021-NQM1, 1.072%, 02/25/2066 (b)(c)	185,426
	Pretium Mortgage Credit Partners LLC
160,531	Series 2021-NPL3 A1, 1.868%, 07/25/2051 (c)(k)	145,059
161,271	Series 2021-RN2 A1, 1.744%, 07/25/2051 (c)(k)	151,373
206,101	Series 2021-NPL2 A-1, 1.992%, 06/29/2060 (c)(k)	194,766
320,910	Series 2021-RN1 A1, 1.992%, 02/25/2061 (c)(k)	302,151
	Progress Residential Trust
330,000	Series 2021-SFR8, 1.510%, 10/19/2038 (c)	294,604
110,000	Series 2022-SFR3, 3.200%, 04/19/2039 (c)	104,937
100,000	Series 2022-SFR5, 4.451%, 06/17/2039 (c)	100,130
300,000	Series 2022-SFR4, 4.370%, 05/17/2041 (c)	298,011
	PRPM Trust
60,654	Series 2020-6, 2.363%, 11/25/2025 (c)(k)	58,290
161,534	Series 2021-3 A1, 1.867%, 04/25/2026 (c)(k)	153,074
209,760	Series 2021-4 A1, 1.867%, 04/25/2026 (c)(k)	197,404
200,714	Series 2021-5 A1, 1.793%, 06/25/2026 (c)(k)	188,856
196,898	Series 2021-6 A1, 1.793%, 07/25/2026 (c)(k)	184,527
311,423	Series 2021-7 A1, 1.867%, 08/25/2026 (c)(k)	291,003
401,972	Series 2021-9, 2.363%, 10/25/2026 (c)(k)	379,477
	SBA Tower Trust
155,000	Series 2019-1, 2.836%, 01/15/2025 (c)	149,843
125,000	Series 2018-1, 3.448%, 03/15/2048 (c)	124,000
66,952	Seasoned Credit Risk Transfer Trust Series
	Series 2019-3, 3.500%, 10/25/2058	65,850
	SG Commercial Mortgage Securities Trust
355,000	Series 2020-COVE, 2.632%, 04/17/2037 (c)	336,873
75,000	Series 2016-C5, 3.055%, 10/13/2048	71,564
271,830	SG Residential Mortgage Trust
	Series 2021-1 A-1, 1.160%, 07/25/2061 (b)(c)	241,651
	Starwood Mortgage Residential Trust
25,677	Series 2020-3, 1.486%, 04/25/2065 (b)(c)	25,062
162,707	Series 2021-1, 1.219%, 05/25/2065 (b)(c)	153,590
70,620	Series 2021-2 A1, 0.943%, 05/25/2065 (b)(c)	67,526
312,733	Series 2021-6, 1.920%, 11/25/2066 (b)(c)	277,126
415,000	Thompson Park CLO, Ltd.
	Series 2021-1A A1, 2.044% (3 Month LIBOR USD + 1.000%, 1.000% Floor), 04/17/2034 (a)(c)	403,759
230,000	Toorak Mortgage Corp.
	Series 2021-1 A1, 2.240%, 06/25/2024 (c)(k)	216,549
	Towd Point Mortgage Trust
230,208	Series 2022-EBO1, 2.161%, 01/25/2052 (b)(c)	227,281
97,342	Series 2017-1, 2.750%, 10/25/2056 (b)(c)	96,610
77,886	Series 2017-5, 2.224% (1 Month LIBOR USD + 0.600%, 0.000% Floor), 02/26/2057 (a)(c)	77,124
47,483	Series 2017-2, 2.750%, 04/25/2057 (b)(c)	47,226
15,875	Series 2017-3, 2.750%, 06/25/2057 (b)(c)	15,720
118,544	Series 2017-4, 2.750%, 06/25/2057 (b)(c)	115,861
179,687	Series 2017-6, 2.750%, 10/25/2057 (b)(c)	175,717
33,434	Series 2018-1, 3.000%, 01/28/2058 (b)(c)	32,873
108,575	Series 2018-2, 3.250%, 03/25/2058 (b)(c)	106,461
236,778	Series 2019-1, 3.656%, 03/25/2058 (b)(c)	231,719
94,776	Series 2018-3, 3.750%, 05/25/2058 (b)(c)	92,855
160,736	Series 2020-4, 1.750%, 10/25/2060 (c)	148,472
438,070	Series 2021-R1 A1, 2.918%, 11/25/2060 (b)(c)	402,084
120,000	Triangle Re 2021-3 Ltd.
	Series 2021-3, 2.826% (SOFR30A + 1.900%, 1.900% Floor), 02/25/2034 (a)(c)	118,668
505,000	Tricon Residential Trust
	Series 2022-SFR1, 3.856%, 04/17/2039 (c)	488,691
	VCAT Asset Securitization LLC
64,356	Series 2021-NPL2 A1, 2.115%, 03/27/2051 (c)(k)	61,619
191,071	Series 2021-NPL3 A1, 1.743%, 05/25/2051 (c)(k)	179,869
285,268	Series 2021-NPL4 A1, 1.868%, 08/25/2051 (c)(k)	268,803
351,907	Series 2021-NPL5, 1.868%, 08/25/2051 (c)(k)	332,522
434,052	Series 2021-NPL6, 1.917%, 09/25/2051 (c)(k)	409,309
	Vericrest Opportunity Loan Transferee
242,127	Series 2021-R2 A1, 2.116%, 04/25/2051 (c)(k)	229,878
106,684	Series 2021-NPL9, 1.992%, 05/25/2051 (c)(k)	101,746
236,446	Series 2021-CF1 A1, 1.992%, 08/25/2051 (c)(k)	228,082
	Verus Securitization Trust
8,287	Series 2020-NPL1, 3.598%, 08/25/2050 (c)(k)	8,277
47,892	Series 2019-4, 3.142%, 10/25/2059 (b)(c)	47,715
101,522	Series 2021-R2 A-1, 0.918%, 02/25/2064 (b)(c)	98,451
98,125	Series 2021-2, 1.031%, 02/25/2066 (b)(c)	89,216
135,799	Series 2021-4, 0.938%, 07/25/2066 (b)(c)	119,620
359,437	Series 2021-5 A-1, 1.013%, 09/25/2066 (b)(c)	314,675
217,342	Series 2021-8, 1.824%, 11/25/2066 (b)(c)	196,865
312,701	Series 2022-1 A-1, 2.724%, 01/25/2067 (c)(k)	296,269
265,000	Wells Fargo Commercial Mortgage Trust 2015-NXS1
	Series A-5, 3.148%, 05/15/2048	258,499
103,114	Wells Fargo-RBS Commercial Mortgage Trust
	Series 2014-C19, 3.660%, 03/15/2047	102,817
	Total Collateralized Mortgage Obligations (Cost $31,998,800)	29,761,219

	CORPORATE OBLIGATIONS - 29.08%
	Aerospace & Defense - 0.55%
283,000	Boeing Co.
	5.040%, 05/01/2027 (e)	279,848
	L3Harris Technologies, Inc.
150,000	3.850%, 06/15/2023	149,926
31,000	4.400%, 06/15/2028	30,529
75,000	Lockheed Martin Corp.
	4.090%, 09/15/2052	70,366
189,000	Northrop Grumman Corp.
	5.150%, 05/01/2040	192,542
	Raytheon Technologies Corp.
100,000	3.950%, 08/16/2025	100,445
140,000	3.125%, 05/04/2027	134,208
20,000	4.450%, 11/16/2038	19,194
50,000	4.625%, 11/16/2048	49,233
40,000	3.030%, 03/15/2052	30,094
		1,056,385
	Banks - 4.31%
	Bank of America Corp.
190,000	4.100%, 07/24/2023	191,963
140,000	2.456% (3 Month LIBOR USD + 0.870%), 10/22/2025 (a)	133,628
330,000	1.658% (SOFR + 0.910%), 03/11/2027 (a)	296,650
720,000	1.922% (SOFR + 1.370%), 10/24/2031 (a)	575,265
115,000	2.299% (SOFR + 1.220%), 07/21/2032 (a)	93,306
120,000	2.572% (SOFR + 1.210%), 10/20/2032 (a)	99,381
95,000	3.311% (SOFR + 1.580%), 04/22/2042 (a)	75,020
700,000	4.083% (3 Month LIBOR USD + 3.150%), 03/20/2051 (a)	606,427
200,000	BNP Paribas SA
	2.219% (SOFR + 2.074%), 06/09/2026 (a)(c)	185,082
250,000	BPCE SA
	2.045% (SOFR + 1.087%), 10/19/2027 (a)(c)	221,014
	Citigroup, Inc.
95,000	0.981% (SOFR + 0.669%), 05/01/2025 (a)	89,155
330,000	1.462% (SOFR + 0.770%), 06/09/2027 (a)	292,690
35,000	2.520% (SOFR + 1.177%), 11/03/2032 (a)	28,518
200,000	Danske Bank AS
	5.375%, 01/12/2024 (c)	202,062
95,000	Fifth Third Bancorp
	2.375%, 01/28/2025	91,136
	HSBC Holdings Plc
200,000	0.976% (SOFR + 0.708%), 05/24/2025 (a)	186,812
200,000	1.589% (SOFR + 1.290%), 05/24/2027 (a)	176,214
200,000	3.973% (3 Month LIBOR USD + 1.610%), 05/22/2030 (a)	184,265
400,000	4.762% (SOFR + 2.530%), 03/29/2033 (a)	370,758
	JPMorgan Chase & Co.
150,000	3.797% (3 Month LIBOR USD + 0.890%), 07/23/2024 (a)	149,594
155,000	4.023% (3 Month LIBOR USD + 1.000%), 12/05/2024 (a)	154,677
225,000	3.220% (3 Month LIBOR USD + 1.155%), 03/01/2025 (a)	221,319
90,000	2.950%, 10/01/2026	85,798
300,000	3.782% (3 Month LIBOR USD + 1.337%), 02/01/2028 (a)	288,743
425,000	4.323% (SOFR + 1.560%), 04/26/2028 (a)	418,971
80,000	3.509% (3 Month LIBOR USD + 0.945%), 01/23/2029 (a)	75,032
225,000	3.702% (3 Month LIBOR USD + 1.160%), 05/06/2030 (a)(e)	209,937
240,000	2.580% (SOFR + 1.250%), 04/22/2032 (a)	202,198
350,000	2.545% (SOFR + 1.180%), 11/08/2032 (a)	290,907
30,000	4.586% (SOFR + 1.800%), 04/26/2033 (a)	29,601
175,000	3.109% (SOFR + 2.460%), 04/22/2041 (a)	136,597
155,000	3.157% (SOFR + 1.460%), 04/22/2042 (a)	121,252
95,000	3.897% (3 Month LIBOR USD + 1.220%), 01/23/2049 (a)	80,905
145,000	KeyCorp
	2.550%, 10/01/2029	126,224
270,000	The Bank of Nova Scotia
	1.950%, 02/02/2027	244,126
370,000	Truist Bank
	2.250%, 03/11/2030	310,909
160,000	Truist Financial Corp.
	1.887% (SOFR + 0.862%), 06/07/2029 (a)	137,928
	Wells Fargo & Co.
85,000	2.406% (SOFR + 1.087%), 10/30/2025 (a)	81,095
120,000	3.000%, 04/22/2026	114,546
200,000	3.908% (SOFR + 1.320%), 04/25/2026 (a)(e)	196,614
135,000	3.000%, 10/23/2026	127,729
215,000	3.350% (SOFR + 1.500%), 03/02/2033 (a)(e)	191,521
41,000	5.606%, 01/15/2044	41,551
45,000	4.750%, 12/07/2046	41,526
115,000	5.013% (SOFR + 4.502%), 04/04/2051 (a)	113,798
		8,292,444
	Beverages - 0.40%
	Anheuser-Busch InBev Worldwide, Inc.
180,000	5.450%, 01/23/2039	183,153
15,000	3.750%, 07/15/2042	12,240
20,000	4.900%, 02/01/2046	18,942
85,000	4.600%, 04/15/2048	76,912
112,000	4.750%, 04/15/2058	101,191
35,000	Coca-Cola Co.
	3.000%, 03/05/2051	28,544
	Constellation Brands, Inc.
25,000	4.650%, 11/15/2028	24,907
6,000	3.150%, 08/01/2029	5,419
200,000	Diageo Capital Plc
	2.000%, 04/29/2030	171,254
155,000	Keurig Dr. Pepper, Inc.
	3.950%, 04/15/2029	148,302
		770,864
	Biotechnology - 0.61%
	AbbVie, Inc.
365,000	3.200%, 11/21/2029	336,673
250,000	4.250%, 11/21/2049	223,253
	CSL Finance Plc
170,000	4.050%, 04/27/2029 (c)	167,389
170,000	4.250%, 04/27/2032 (c)	166,877
	Gilead Sciences, Inc.
80,000	2.500%, 09/01/2023	79,241
245,000	1.650%, 10/01/2030	201,448
		1,174,881
	Capital Markets - 3.05%
320,000	BlackRock, Inc.
	1.900%, 01/28/2031	266,498
	BP Capital Markets America, Inc.
145,000	3.633%, 04/06/2030	137,645
145,000	2.721%, 01/12/2032	125,331
5,000	3.060%, 06/17/2041	3,924
180,000	2.939%, 06/04/2051	129,635
140,000	3.379%, 02/08/2061	104,567
	Intercontinental Exchange, Inc.
55,000	4.350%, 06/15/2029	54,531
30,000	4.600%, 03/15/2033	29,972
20,000	4.950%, 06/15/2052	19,821
	Morgan Stanley
195,000	3.737% (3 Month LIBOR USD + 0.847%), 04/24/2024 (a)	194,633
180,000	3.700%, 10/23/2024	179,998
65,000	3.125%, 07/27/2026	62,209
310,000	1.593% (SOFR + 0.879%), 05/04/2027 (a)	276,044
255,000	2.475% (SOFR + 1.000%), 01/21/2028 (a)	232,335
210,000	4.210% (SOFR + 1.610%), 04/20/2028 (a)	205,804
340,000	3.591% (3 Month LIBOR USD + 1.340%), 07/22/2028 (a)(e)	322,646
55,000	4.431% (3 Month LIBOR USD + 1.628%), 01/23/2030 (a)	53,576
210,000	2.699% (SOFR + 1.143%), 01/22/2031 (a)(e)	182,505
285,000	1.794% (SOFR + 1.034%), 02/13/2032 (a)	225,217
145,000	1.928% (SOFR + 1.020%), 04/28/2032 (a)	115,449
130,000	2.511% (SOFR + 1.200%), 10/20/2032 (a)	107,854
155,000	3.971% (3 Month LIBOR USD + 1.455%), 07/22/2038 (a)	139,488
	S&P Global, Inc.
85,000	2.450%, 03/01/2027 (c)	79,510
145,000	2.700%, 03/01/2029 (c)	132,468
110,000	2.900%, 03/01/2032 (c)	98,476
80,000	State Street Corp.
	3.776% (3 Month LIBOR USD + 0.770%), 12/03/2024 (a)	79,941
	The Bank of New York Mellon Corp.
70,000	1.950%, 08/23/2022	69,978
485,000	2.050%, 01/26/2027 (e)	446,622
	The Goldman Sachs Group, Inc.
185,000	0.925% (SOFR + 0.486%), 10/21/2024 (a)	177,141
140,000	3.500%, 01/23/2025	138,203
40,000	3.272% (3 Month LIBOR USD + 1.201%), 09/29/2025 (a)	38,944
85,000	2.600%, 02/07/2030	72,771
70,000	1.992% (SOFR + 1.090%), 01/27/2032 (a)(e)	55,513
560,000	2.615% (SOFR + 1.281%), 04/22/2032 (a)	466,758
225,000	2.383% (SOFR + 1.248%), 07/21/2032 (a)	182,738
40,000	2.650% (SOFR + 1.264%), 10/21/2032 (a)	33,084
60,000	3.102% (SOFR + 1.410%), 02/24/2033 (a)	51,449
140,000	6.750%, 10/01/2037	155,809
20,000	6.250%, 02/01/2041	22,299
200,000	UBS Group AG
	4.751% (1 Year CMT Rate + 1.750%), 05/12/2028 (a)(c)	198,470
	Willis North America, Inc.
25,000	3.600%, 05/15/2024	24,662
195,000	2.950%, 09/15/2029	167,728
		5,862,246
	Chemicals - 0.19%
295,000	DuPont de Nemours, Inc.
	4.205%, 11/15/2023	297,147
80,000	The Sherwin-Williams Co.
	2.300%, 05/15/2030	67,720
		364,867
	Consumer Finance - 0.31%
	American Express Co.
155,000	4.200%, 11/06/2025 (e)	156,771
205,000	2.550%, 03/04/2027	191,448
180,000	Capital One Financial Corp.
	5.268% (SOFR + 2.370%), 05/10/2033 (a)	177,440
	John Deere Capital Corp.
25,000	3.450%, 06/07/2023	25,082
55,000	1.750%, 03/09/2027	50,262
		601,003
	Diversified Consumer Services - 0.08%
	Howard University
100,000	2.901%, 10/01/2031	87,224
75,000	3.476%, 10/01/2041	61,875
		149,099
	Diversified Financial Services - 1.14%
280,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust
	3.300%, 01/30/2032	224,051
235,000	Athene Global Funding
	2.646%, 10/04/2031 (c)	188,386
	Corebridge Financial, Inc.
50,000	3.850%, 04/05/2029 (c)	46,342
40,000	3.900%, 04/05/2032 (c)	36,024
300,000	DAE Funding LLC
	1.550%, 08/01/2024 (c)	281,474
340,000	Equitable Financial Life Global Funding
	1.800%, 03/08/2028 (c)	295,559
200,000	GlaxoSmithKline Capital, Inc.
	3.625%, 05/15/2025	200,603
54,000	LYB International Finance III LLC
	1.250%, 10/01/2025	49,003
400,000	NTT Finance Corp.
	1.162%, 04/03/2026 (c)	360,401
	Shell International Finance BV
180,000	3.250%, 04/06/2050	143,269
110,000	3.000%, 11/26/2051	82,791
310,000	Siemens Financieringsmaatschappij NV
	1.200%, 03/11/2026 (c)	281,427
		2,189,330
	Diversified Telecommunication Services - 0.63%
	AT&T, Inc.
210,000	1.700%, 03/25/2026	192,449
175,000	4.500%, 05/15/2035	166,721
110,000	3.650%, 06/01/2051 (e)	86,781
168,000	3.500%, 09/15/2053	128,566
91,000	3.550%, 09/15/2055	68,787
113,000	3.800%, 12/01/2057	88,393
	Verizon Communications, Inc.
420,000	2.355%, 03/15/2032	349,631
85,000	2.650%, 11/20/2040	62,992
85,000	2.850%, 09/03/2041	64,222
		1,208,542
	Electric Utilities - 3.42%
165,000	Alabama Power Co.
	3.450%, 10/01/2049	132,062
120,000	Commonwealth Edison Co.
	3.650%, 06/15/2046	102,623
130,000	Consolidated Edison Co. of New York Inc.
	3.200%, 12/01/2051 (e)	99,520
	Duke Energy Carolinas LLC
45,000	2.500%, 03/15/2023	44,850
150,000	2.550%, 04/15/2031	131,693
301,000	5.300%, 02/15/2040	314,479
334,000	Duke Energy Corp.
	2.550%, 06/15/2031	278,588
95,000	Duke Energy Indiana, Inc.
	4.900%, 07/15/2043	93,899
	Duke Energy Progress LLC
50,000	2.000%, 08/15/2031	41,583
75,000	4.000%, 04/01/2052	67,724
	Enel Finance International NV
200,000	1.375%, 07/12/2026 (c)	175,963
330,000	5.000%, 06/15/2032 (c)	319,825
45,000	Evergy Metro, Inc.
	2.250%, 06/01/2030	38,969
	Evergy, Inc.
80,000	2.450%, 09/15/2024	77,121
155,000	2.900%, 09/15/2029	137,235
	Exelon Corp.
10,000	4.700%, 04/15/2050	9,454
35,000	4.100%, 03/15/2052 (c)	30,208
	Georgia Power Co.
130,000	2.100%, 07/30/2023 (e)	128,236
120,000	4.700%, 05/15/2032	120,801
140,000	4.750%, 09/01/2040	129,374
210,000	ITC Holdings Corp.
	2.950%, 05/14/2030 (c)	185,794
	NextEra Energy Capital Holdings, Inc.
365,000	4.625%, 07/15/2027	370,333
325,000	2.250%, 06/01/2030	273,903
145,000	Oglethorpe Power Corp.
	5.050%, 10/01/2048	136,888
	Oncor Electric Delivery Co. LLC
50,000	5.750%, 03/15/2029	54,243
235,000	2.750%, 05/15/2030	214,569
	Pacific Gas and Electric Co.
490,000	5.450%, 06/15/2027	475,312
520,000	2.500%, 02/01/2031	399,279
120,000	3.250%, 06/01/2031	97,305
150,000	4.950%, 07/01/2050	120,648
	PacifiCorp
60,000	2.700%, 09/15/2030 (e)	53,414
33,000	4.125%, 01/15/2049	29,794
10,000	3.300%, 03/15/2051	7,895
	Puget Energy, Inc.
135,000	3.650%, 05/15/2025	132,426
135,000	4.100%, 06/15/2030	125,936
110,000	Sierra Pacific Power Co.
	2.600%, 05/01/2026	104,883
122,000	South Carolina Electric & Gas Co.
	5.100%, 06/01/2065	122,498
	Southern California Edison Co.
200,000	4.700%, 06/01/2027	200,839
90,000	2.850%, 08/01/2029	80,005
225,000	2.250%, 06/01/2030	189,589
230,000	2.750%, 02/01/2032	195,122
19,000	4.000%, 04/01/2047	15,542
61,000	4.125%, 03/01/2048	50,612
80,000	3.650%, 02/01/2050	61,706
	The Southern Co.
230,000	3.700%, 04/30/2030	214,144
25,000	4.400%, 07/01/2046	21,906
75,000	Virginia Electric and Power Co.
	4.625%, 05/15/2052	73,258
95,000	Xcel Energy, Inc.
	4.600%, 06/01/2032	94,570
		6,576,620
	Electronic Equipment, Instruments & Components - 0.16%
	CDW LLC / CDW Finance Corp.
60,000	2.670%, 12/01/2026	53,569
55,000	3.276%, 12/01/2028	47,546
55,000	3.569%, 12/01/2031	45,542
150,000	Microchip Technology, Inc.
	2.670%, 09/01/2023	147,642
		294,299
	Energy Equipment & Services - 0.06%
65,000	Halliburton Co.
	4.850%, 11/15/2035	62,814
59,000	Schlumberger Holdings Corp.
	4.300%, 05/01/2029 (c)	57,099
		119,913
	Equity Real Estate Investment Trusts (REITs) - 0.50%
	American Tower Corp.
105,000	2.400%, 03/15/2025	99,415
95,000	1.450%, 09/15/2026	83,278
150,000	3.650%, 03/15/2027	142,782
155,000	1.500%, 01/31/2028	129,221
	Equinix, Inc.
85,000	2.000%, 05/15/2028	73,112
135,000	2.500%, 05/15/2031	110,554
	Realty Income Corp.
35,000	3.400%, 01/15/2028	33,149
10,000	2.200%, 06/15/2028	8,793
	VICI Properties LP
125,000	4.950%, 02/15/2030	118,691
170,000	5.125%, 05/15/2032	160,551
		959,546
	Food Products - 0.44%
	Cargill, Inc.
165,000	2.125%, 11/10/2031 (c)	138,138
125,000	4.000%, 06/22/2032 (c)	122,801
185,000	Conagra Brands, Inc.
	4.850%, 11/01/2028	182,989
210,000	JBS Finance Luxembourg Sarl
	2.500%, 01/15/2027 (c)	182,715
	Mondelez International, Inc.
40,000	2.625%, 03/17/2027	37,496
7,000	2.750%, 04/13/2030	6,170
175,000	1.500%, 02/04/2031	137,849
30,000	3.000%, 03/17/2032	26,209
		834,367
	Health Care Equipment & Supplies - 0.28%
200,000	Alcon Finance Corp.
	2.750%, 09/23/2026 (c)	187,365
260,000	Baxter International, Inc.
	2.272%, 12/01/2028	227,851
85,000	Boston Scientific Corp.
	1.900%, 06/01/2025	80,445
51,000	Shire Acquisitions Investments Ireland Designated Activity Co.
	2.875%, 09/23/2023	50,481
		546,142
	Health Care Providers & Services - 1.12%
405,000	Cigna Corp.
	1.250%, 03/15/2026	366,270
70,000	CommonSpirit Health
	2.760%, 10/01/2024	68,155
	CVS Health Corp.
100,000	4.125%, 04/01/2040	87,775
85,000	5.125%, 07/20/2045	82,470
100,000	5.050%, 03/25/2048	96,474
	Elevance Health, Inc.
95,000	3.650%, 12/01/2027	92,683
155,000	2.875%, 09/15/2029	140,103
30,000	HCA, Inc.
	4.625%, 03/15/2052 (c)	24,192
	Humana, Inc.
275,000	3.700%, 03/23/2029	261,109
95,000	2.150%, 02/03/2032	77,237
	Kaiser Foundation Hospitals
70,000	2.810%, 06/01/2041	54,679
115,000	3.002%, 06/01/2051	86,625
100,000	Quest Diagnostics, Inc.
	2.800%, 06/30/2031	86,014
75,000	Sutter Health
	3.361%, 08/15/2050	58,099
	UnitedHealth Group, Inc.
200,000	4.000%, 05/15/2029	198,647
135,000	2.300%, 05/15/2031	117,377
100,000	4.200%, 05/15/2032	100,505
10,000	3.500%, 08/15/2039	8,776
135,000	3.950%, 10/15/2042	121,946
30,000	4.950%, 05/15/2062	30,700
		2,159,836
	Hotels, Restaurants & Leisure - 0.24%
65,000	GLP Capital LP / GLP Financing II, Inc.
	5.300%, 01/15/2029	62,233
80,000	Las Vegas Sands Corp.
	3.500%, 08/18/2026	70,032
	McDonald's Corp.
80,000	3.350%, 04/01/2023	80,303
50,000	4.600%, 05/26/2045	47,322
15,000	4.875%, 12/09/2045	14,850
55,000	3.625%, 09/01/2049	45,847
90,000	4.200%, 04/01/2050	81,111
65,000	Starbucks Corp.
	3.800%, 08/15/2025	64,870
		466,568
	Industrial Conglomerates - 0.22%
	NXP BV / NXP Funding LLC / NXP USA, Inc.
232,000	4.875%, 03/01/2024	234,558
60,000	3.150%, 05/01/2027	55,752
135,000	4.300%, 06/18/2029	129,193
		419,503
	Insurance - 0.78%
450,000	American International Group, Inc.
	2.500%, 06/30/2025	429,861
	Aon Corp / Aon Global Holdings Plc
25,000	2.850%, 05/28/2027	23,471
70,000	3.900%, 02/28/2052	57,801
135,000	Berkshire Hathaway Finance Corp.
	4.200%, 08/15/2048	124,480
190,000	Brighthouse Financial Global Funding
	1.750%, 01/13/2025 (c)	176,980
	Marsh & McLennan Cos., Inc.
70,000	4.050%, 10/15/2023	70,259
110,000	3.875%, 03/15/2024	110,401
90,000	4.750%, 03/15/2039	88,604
12,000	Massachusetts Mutual Life Insurance Co.
	3.729%, 10/15/2070 (c)	8,854
360,000	Metropolitan Life Global Funding I
	2.400%, 01/11/2032 (c)	303,925
105,000	Progressive Corp.
	3.200%, 03/26/2030	98,012
		1,492,648
	Internet & Direct Marketing Retail - 0.65%
	Amazon.com, Inc.
650,000	3.300%, 04/13/2027	638,996
150,000	3.875%, 08/22/2037 (e)	143,041
60,000	4.950%, 12/05/2044	63,256
435,000	4.100%, 04/13/2062	397,499
		1,242,792
	IT Services - 0.50%
	Fiserv, Inc.
135,000	3.200%, 07/01/2026	128,241
130,000	2.250%, 06/01/2027	116,559
195,000	3.500%, 07/01/2029	178,422
	Global Payments, Inc.
60,000	2.150%, 01/15/2027	53,378
30,000	3.200%, 08/15/2029	26,301
230,000	2.900%, 05/15/2030	194,660
100,000	International Business Machines Corp.
	2.720%, 02/09/2032	87,199
165,000	Kyndryl Holdings, Inc.
	3.150%, 10/15/2031 (c)	122,658
55,000	Visa, Inc.
	4.300%, 12/14/2045	54,717
		962,135
	Machinery - 0.43%
130,000	Caterpillar, Inc.
	2.600%, 04/09/2030 (e)	118,062
540,000	Otis Worldwide Corp.
	2.565%, 02/15/2030	468,141
	Parker-Hannifin Corp.
150,000	4.250%, 09/15/2027	149,569
100,000	4.500%, 09/15/2029	99,788
		835,560
	Media - 1.75%
	Charter Communications Operating LLC / Charter Communications Operating Capital
230,000	3.750%, 02/15/2028	212,022
125,000	2.800%, 04/01/2031	100,500
240,000	4.400%, 04/01/2033	214,904
150,000	5.375%, 05/01/2047	128,691
55,000	5.750%, 04/01/2048	49,571
75,000	5.125%, 07/01/2049	62,572
160,000	4.800%, 03/01/2050	128,127
45,000	3.700%, 04/01/2051	30,726
170,000	3.900%, 06/01/2052	119,080
70,000	4.400%, 12/01/2061	50,810
	Comcast Corp.
35,000	3.200%, 07/15/2036	29,796
255,000	3.750%, 04/01/2040	224,978
160,000	2.937%, 11/01/2056	112,026
	Cox Communications, Inc.
101,000	3.150%, 08/15/2024 (c)	98,771
120,000	2.600%, 06/15/2031 (c)	100,760
	Discovery Communications, LLC
45,000	3.800%, 03/13/2024	44,839
28,000	3.950%, 06/15/2025	27,431
80,000	4.900%, 03/11/2026	80,535
102,000	3.950%, 03/20/2028	95,307
18,000	4.125%, 05/15/2029	16,656
179,000	5.200%, 09/20/2047 (e)	154,735
103,000	5.300%, 05/15/2049 (e)	88,888
115,000	4.650%, 05/15/2050	91,180
	Magallanes, Inc.
280,000	4.279%, 03/15/2032 (c)	251,338
765,000	5.141%, 03/15/2052 (c)	647,497
140,000	Paramount Global
	4.200%, 05/19/2032 (e)	123,984
	Time Warner Cable, Inc.
30,000	5.500%, 09/01/2041	26,348
50,000	4.500%, 09/15/2042	39,296
15,000	ViacomCBS, Inc.
	4.950%, 01/15/2031	14,335
		3,365,703
	Metals & Mining - 0.06%
140,000	Vale Overseas, Ltd.
	3.750%, 07/08/2030	122,926
	Multi-Utilities - 0.62%
	Berkshire Hathaway Energy Co.
50,000	3.250%, 04/15/2028	47,657
65,000	6.125%, 04/01/2036	72,194
75,000	Dominion Energy, Inc.
	3.375%, 04/01/2030	68,829
	NiSource, Inc.
379,000	3.600%, 05/01/2030 (e)	348,423
45,000	1.700%, 02/15/2031	35,319
475,000	Public Service Enterprise Group, Inc.
	1.600%, 08/15/2030	378,542
	Sempra Energy
150,000	3.400%, 02/01/2028	142,021
35,000	3.700%, 04/01/2029	32,969
75,000	4.000%, 02/01/2048	62,611
		1,188,565
	Oil, Gas & Consumable Fuels - 1.88%
110,000	Amerada Hess Corp.
	7.875%, 10/01/2029	126,877
50,000	Boston Gas Co.
	3.757%, 03/16/2032 (c)	46,444
95,000	ConocoPhillips Co.
	3.800%, 03/15/2052	82,072
65,000	Eastern Energy Gas Holdings LLC
	2.500%, 11/15/2024	62,907
	Energy Transfer LP
180,000	5.250%, 04/15/2029	178,856
115,000	6.250%, 04/15/2049	112,310
140,000	Energy Transfer Operating LP
	6.125%, 12/15/2045	134,418
	Enterprise Products Operating LLC
155,000	2.800%, 01/31/2030	136,162
240,000	4.800%, 02/01/2049	218,848
	Equinor ASA
95,000	3.625%, 04/06/2040	83,891
100,000	3.700%, 04/06/2050	86,831
160,000	Exxon Mobil Corp.
	4.227%, 03/19/2040	152,213
196,522	Galaxy Pipeline Assets Bidco, Ltd.
	2.940%, 09/30/2040 (c)	160,800
40,000	Hess Corp.
	7.300%, 08/15/2031	44,922
130,000	Marathon Petroleum Corp.
	4.700%, 05/01/2025	131,809
	MPLX LP
100,000	1.750%, 03/01/2026 (e)	90,316
90,000	4.125%, 03/01/2027	87,214
35,000	4.250%, 12/01/2027	33,861
90,000	5.200%, 03/01/2047	82,230
125,000	4.950%, 03/14/2052	109,555
	ONEOK, Inc.
55,000	4.550%, 07/15/2028	53,248
135,000	3.100%, 03/15/2030	116,467
62,000	6.350%, 01/15/2031	64,970
45,000	Ovintiv, Inc.
	7.375%, 11/01/2031	49,646
45,000	Plains All American Pipeline LP / PAA Finance Corp.
	3.550%, 12/15/2029	39,931
	Sabine Pass Liquefaction LLC
40,000	5.625%, 03/01/2025	40,875
50,000	5.000%, 03/15/2027	50,239
285,000	4.500%, 05/15/2030 (e)	274,178
10,000	Southern Co. Gas Capital Corp.
	2.450%, 10/01/2023	9,872
	Sunoco Logistics Partners Operations LP
5,000	5.300%, 04/01/2044	4,366
5,000	5.350%, 05/15/2045	4,384
	Targa Resources Corp.
125,000	5.200%, 07/01/2027	125,829
115,000	4.200%, 02/01/2033	104,625
15,000	4.950%, 04/15/2052	12,969
145,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp.
	4.000%, 01/15/2032	124,355
	TransCanada PipeLines, Ltd.
165,000	1.000%, 10/12/2024	154,237
70,000	4.100%, 04/15/2030	67,087
105,000	2.500%, 10/12/2031	87,647
70,000	Transcontinental Gas Pipe Line Co., LLC
	3.250%, 05/15/2030	63,087
		3,610,548
	Pharmaceuticals - 0.99%
	Astrazeneca Finance LLC
280,000	1.200%, 05/28/2026	254,096
190,000	1.750%, 05/28/2028	168,099
230,000	Bayer US Finance II LLC
	4.250%, 12/15/2025 (c)	227,623
	Bristol-Myers Squibb Co.
20,000	3.200%, 06/15/2026	19,776
230,000	1.125%, 11/13/2027	202,785
24,000	3.400%, 07/26/2029	23,237
195,000	3.550%, 03/15/2042 (e)	171,869
5,000	2.550%, 11/13/2050	3,574
	Johnson & Johnson
75,000	3.550%, 03/01/2036	71,392
55,000	3.625%, 03/03/2037	52,416
	Royalty Pharma Plc
190,000	1.750%, 09/02/2027	162,382
260,000	2.200%, 09/02/2030	210,533
210,000	2.150%, 09/02/2031	164,513
200,000	Takeda Pharmaceutical Co., Ltd.
	2.050%, 03/31/2030	167,886
		1,900,181
	Road & Rail - 0.23%
120,000	Canadian Pacific Railway Co.
	2.450%, 12/02/2031	103,110
45,000	CSX Corp.
	4.500%, 03/15/2049	42,520
30,000	Norfolk Southern Corp.
	3.400%, 11/01/2049	23,822
	Union Pacific Corp.
95,000	2.800%, 02/14/2032 (e)	84,908
220,000	4.100%, 09/15/2067	188,736
		443,096
	Semiconductors & Semiconductor Equipment - 0.73%
	Broadcom, Inc.
95,000	4.300%, 11/15/2032	86,656
105,000	2.600%, 02/15/2033 (c)	81,212
285,000	3.419%, 04/15/2033 (c)	236,705
44,000	3.137%, 11/15/2035 (c)	33,728
300,000	3.187%, 11/15/2036 (c)	229,347
66,000	4.926%, 05/15/2037 (c)	59,476
	Intel Corp.
150,000	2.800%, 08/12/2041	115,295
70,000	3.250%, 11/15/2049	54,943
80,000	3.050%, 08/12/2051	60,138
	Marvell Technology, Inc.
30,000	2.450%, 04/15/2028	26,260
170,000	2.950%, 04/15/2031	143,179
	NVIDIA Corp.
155,000	1.550%, 06/15/2028	136,175
150,000	3.500%, 04/01/2040	132,142
		1,395,256
	Software - 0.94%
180,000	Microsoft Corp.
	2.525%, 06/01/2050	132,675
	Oracle Corp.
270,000	2.300%, 03/25/2028	232,964
145,000	2.875%, 03/25/2031 (e)	119,924
185,000	4.300%, 07/08/2034	162,171
25,000	3.900%, 05/15/2035	20,723
50,000	3.800%, 11/15/2037	39,627
257,000	3.600%, 04/01/2040	192,751
10,000	4.125%, 05/15/2045	7,666
105,000	4.000%, 07/15/2046	78,605
60,000	4.000%, 11/15/2047	45,125
287,000	3.600%, 04/01/2050	201,595
212,000	3.950%, 03/25/2051	157,012
85,000	4.100%, 03/25/2061	61,121
	salesforce.com, Inc.
75,000	3.250%, 04/11/2023	75,226
325,000	1.950%, 07/15/2031 (e)	277,350
		1,804,535
	Specialty Retail - 0.38%
75,000	AutoZone, Inc.
	3.625%, 04/15/2025	74,206
	Home Depot, Inc.
235,000	3.300%, 04/15/2040	200,885
5,000	3.500%, 09/15/2056 (e)	4,115
	Lowe's Cos, Inc.
45,000	3.350%, 04/01/2027	43,403
30,000	3.750%, 04/01/2032	27,945
25,000	3.700%, 04/15/2046	20,208
215,000	O'Reilly Automotive, Inc.
	4.700%, 06/15/2032	214,956
155,000	Penske Truck Leasing Co. LP / PTL Finance Corp.
	4.400%, 07/01/2027 (c)	152,307
		738,025
	Technology Hardware, Storage & Peripherals - 0.17%
	Apple, Inc.
95,000	3.450%, 02/09/2045	83,351
335,000	2.650%, 02/08/2051 (e)	249,555
		332,906
	Tobacco - 0.53%
	Altria Group, Inc.
40,000	3.400%, 02/04/2041	26,793
10,000	3.700%, 02/04/2051	6,446
	BAT Capital Corp.
55,000	3.222%, 08/15/2024	53,566
275,000	2.789%, 09/06/2024	266,540
225,000	2.259%, 03/25/2028	189,033
320,000	4.742%, 03/16/2032	285,540
205,000	BAT International Finance Plc
	4.448%, 03/16/2028	194,589
		1,022,507
	Water Utilities - 0.16%
	American Water Capital Corp.
140,000	3.750%, 09/01/2028	135,874
140,000	4.450%, 06/01/2032	139,742
45,000	4.150%, 06/01/2049	40,265
		315,881
	Wireless Telecommunication Services - 0.57%
150,000	Rogers Communications, Inc.
	4.550%, 03/15/2052 (c)	133,263
	T-Mobile USA, Inc.
235,000	3.500%, 04/15/2025	230,340
360,000	1.500%, 02/15/2026 (e)	326,105
65,000	2.050%, 02/15/2028	56,600
180,000	3.875%, 04/15/2030	168,614
255,000	3.000%, 02/15/2041	190,698
		1,105,620
	Total Corporate Obligations (Cost $62,787,557)	55,925,339

	FOREIGN GOVERNMENT DEBT OBLIGATIONS - 2.29%
200,000	Bermuda Government International Bond
	2.375%, 08/20/2030	167,844
	Chile Government International Bond
200,000	2.550%, 07/27/2033	163,711
200,000	3.500%, 01/31/2034	178,309
400,000	3.100%, 05/07/2041	305,340
285,000	Finance Department Government of Sharjah
	3.625%, 03/10/2033	244,847
210,000	Hungary Government International Bond
	5.250%, 06/16/2029 (c)	209,779
	Mexico Government International Bond
330,000	2.659%, 05/24/2031	269,985
210,000	3.500%, 02/12/2034	172,640
200,000	4.280%, 08/14/2041	156,667
516,000	4.750%, 03/08/2044	425,887
	Panama Government International Bond
410,000	4.500%, 04/16/2050	334,659
220,000	3.870%, 07/23/2060	156,163
200,000	4.500%, 01/19/2063	154,408
705,000	Philippine Government International Bond
	3.700%, 02/02/2042	583,899
	Romanian Government International Bond
246,000	3.000%, 02/27/2027 (c)	217,489
338,000	3.000%, 02/14/2031	261,345
445,000	Saudi Government International Bond
	4.500%, 10/26/2046	406,962
	Total Foreign Government Debt Obligations (Cost $5,580,661)	4,409,934

	MORTGAGE BACKED SECURITIES - U.S. GOVERNMENT AGENCY - 35.95%
	Federal Home Loan Mortgage Corp.
2,209	Pool #D9-6291 4.500%, 09/01/2023	2,226
6,007	Pool #G1-3624 5.000%, 08/01/2024	6,180
82,000	Series K-068, 3.244%, 08/25/2027	81,204
334,013	Series K-110, 1.814%, 04/25/2030 (b)(j)	34,262
1,322,629	Series K-111, 1.680%, 05/25/2030 (b)(j)	130,916
932,023	Series K-114, 1.212%, 06/25/2030 (b)(j)	66,885
299,330	Series K-122, 0.973%, 11/25/2030 (b)(j)	17,467
64,540	Series 2329, 6.500%, 06/15/2031	68,480
36,043	Series 2338, 6.500%, 07/15/2031	39,045
38,265	Pool #78-0447 2.971% (1 Year CMT Rate + 2.250%, 2.250% Floor, 9.308% Cap), 04/01/2033 (a)	39,272
46	Pool #A4-3129 5.500%, 02/01/2036	48
3,300,000	Pool #TBA 1.500%, 02/25/2036 (h)	3,007,898
50,265	Series 4216, 1.700%, 10/15/2039	49,379
2,000,000	Pool #TBA 4.000%, 07/01/2040 (h)	1,975,156
33,372	Series 3883, 3.000%, 05/15/2041	32,480
121,541	Series 4139, 2.500%, 11/15/2041	119,208
123,940	Pool #U9-0688 4.000%, 05/01/2042	124,991
216,349	Pool #Q4-9389 3.500%, 07/01/2047	212,126
191,491	Pool #Q5-2093 3.500%, 11/01/2047	187,755
5,775,000	Pool #TBA 2.500%, 07/01/2050 (h)	5,206,072
10,650,000	Pool #TBA 2.000%, 07/15/2050 (h)	9,266,956
10,650,000	Pool #TBA 2.000%, 08/15/2050 (h)	9,256,972
5,775,000	Pool #TBA 2.500%, 08/15/2050 (h)	5,199,977
1,888,028	Pool #SD-8123 3.000%, 01/01/2051	1,765,259
2,949,994	Pool #QC-8858 2.500%, 10/01/2051	2,675,326
	Federal National Mortgage Association
149,359	Pool #AJ8325 3.000%, 12/01/2026	149,040
564	Pool #544859 2.073% (11th District Cost of Funds Index + 1.695%, 1.695% Floor, 13.695% Cap), 08/01/2029 (a)	557
715,291	Series K-104, 1.245%, 01/25/2030 (b)(j)	48,359
22,407	Pool #BC4938 2.500%, 04/01/2031	22,017
51,152	Pool #786848 7.000%, 10/01/2031	54,333
1,627	Pool #727181 5.000%, 08/01/2033	1,713
804	Pool #730727 5.000%, 08/01/2033	846
251	Pool #741862 5.500%, 09/01/2033	269
297	Pool #766197 5.500%, 02/01/2034	316
67	Pool #776974 5.500%, 04/01/2034	71
35,073	Pool #888504 3.003% (1 Year CMT Rate + 2.003%, 2.003% Floor, 9.222% Cap), 04/01/2034 (a)	36,195
124,217	Pool #MA1870 4.500%, 04/01/2034	126,419
2,855	Pool #775776 5.500%, 05/01/2034	3,054
1,528,305	Series 2019-M21, 1.321%, 06/25/2034 (b)(j)	135,388
81,718	Pool #802783 1.862% (12 Month LIBOR USD + 1.612%, 1.612% Floor, 10.270% Cap), 10/01/2034 (a)	81,617
1,895	Pool #781629 5.500%, 12/01/2034	2,034
1,637	Pool #822815 5.500%, 04/01/2035	1,731
2,507	Pool #357850 5.500%, 07/01/2035	2,690
1,762	Pool #820242 5.000%, 07/01/2035	1,857
373	Pool #838452 5.500%, 09/01/2035	400
2,099	Pool #865854 6.000%, 03/01/2036	2,299
2,664	Pool #891474 6.000%, 04/01/2036	2,875
1,404	Pool #906000 6.000%, 01/01/2037	1,533
28	Pool #928062 5.500%, 02/01/2037	30
27	Pool #899119 5.500%, 04/01/2037	28
159,358	Pool #AS9772 3.500%, 06/01/2037	158,866
64	Pool #970131 5.500%, 03/01/2038	68
42	Pool #985108 5.500%, 07/01/2038	45
47	Pool #964930 5.500%, 08/01/2038	49
27	Pool #987032 5.500%, 08/01/2038	29
22	Pool #968371 5.500%, 09/01/2038	22
16	Pool #993050 5.500%, 12/01/2038	17
7,663	Pool #993579 4.000%, 05/01/2039	7,764
1,305	Pool #AA5840 4.000%, 06/01/2039	1,319
28,846	Pool #AA8715 4.000%, 06/01/2039	29,227
84,485	Pool #AD0586 4.500%, 12/01/2039	87,362
175,194	Pool #AD4062 5.000%, 05/01/2040	184,680
145,104	Pool #AD6929 5.000%, 06/01/2040	152,995
3,662	Pool #AD9896 4.000%, 08/01/2040	3,710
4,472	Pool #AB1500 4.000%, 09/01/2040	4,531
4,951	Pool #AD9856 4.000%, 09/01/2040	5,016
2,009	Pool #AE2559 4.000%, 09/01/2040	2,035
781	Pool #AE2562 4.000%, 09/01/2040	791
553	Pool #AE2566 4.000%, 09/01/2040	559
8,648	Pool #AE4124 4.000%, 10/01/2040	8,762
4,892	Pool #AE4888 4.000%, 10/01/2040	4,956
5,922	Pool #AE3916 4.000%, 11/01/2040	6,000
926	Pool #AE5147 4.000%, 11/01/2040	938
10,142	Pool #AE8715 4.000%, 11/01/2040	10,275
1,498	Pool #AH0006 4.000%, 12/01/2040	1,518
4,749	Pool #AH0020 4.000%, 12/01/2040	4,812
6,316	Pool #AH0599 4.000%, 12/01/2040	6,400
2,106	Pool #AH0601 4.000%, 12/01/2040	2,128
4,762	Pool #AH1263 4.000%, 01/01/2041	4,825
24,123	Pool #AL5233 4.000%, 01/01/2041	24,439
1,482	Pool #AH4659 4.000%, 02/01/2041	1,487
24,740	Pool #AH5653 4.000%, 02/01/2041	25,065
36,162	Pool #AL0934 5.000%, 02/01/2041	38,131
53,631	Pool #AD1889 4.500%, 03/01/2041	55,436
3,929	Pool #AH6150 4.000%, 03/01/2041	3,980
34,931	Pool #AL0215 4.500%, 04/01/2041	36,125
28,274	Pool #AL0187 5.000%, 05/01/2041	29,810
5,112	Pool #AL0456 5.000%, 06/01/2041	5,390
21,325	Pool #AI8842 4.500%, 08/01/2041	22,051
77,786	Series 2013-43, 1.500%, 08/25/2041	74,407
17,645	Pool #AL0815 4.000%, 09/01/2041	17,879
22,323	Series 2012-21, 2.000%, 09/25/2041	21,238
7,872	Pool #AJ1562 4.000%, 10/01/2041	7,967
4,375	Pool #AJ1972 4.000%, 10/01/2041	4,432
231,692	Pool #AJ2212 4.500%, 10/01/2041	238,914
10,036	Pool #AJ4756 4.000%, 10/01/2041	10,169
7,508	Pool #AJ3330 4.000%, 11/01/2041	7,607
7,058	Pool #AJ4549 4.000%, 11/01/2041	7,151
7,020	Pool #AJ4698 4.000%, 11/01/2041	7,113
12,067	Pool #AJ5424 4.000%, 11/01/2041	12,226
3,943	Pool #AJ7840 4.000%, 11/01/2041	3,995
7,744	Pool #AB3995 4.000%, 12/01/2041	7,847
7,680	Pool #AI0848 4.000%, 12/01/2041	7,782
6,405	Pool #AJ4187 4.000%, 12/01/2041	6,490
7,108	Pool #AJ5736 4.000%, 12/01/2041	7,202
3,855	Pool #AJ5968 4.000%, 12/01/2041	3,906
7,408	Pool #AJ6061 4.000%, 12/01/2041	7,497
7,273	Pool #AJ7868 4.000%, 12/01/2041	7,369
13,155	Pool #AJ8104 4.000%, 12/01/2041	13,329
10,344	Pool #AJ8109 4.000%, 12/01/2041	10,481
4,696	Pool #AJ8171 4.000%, 12/01/2041	4,758
10,657	Pool #AJ8341 4.000%, 12/01/2041	10,798
16,864	Pool #AJ8436 4.000%, 12/01/2041	17,087
5,707	Pool #AJ8912 4.000%, 12/01/2041	5,782
6,714	Pool #AJ9248 4.000%, 12/01/2041	6,803
36,630	Series 2012-18, 2.000%, 12/25/2041	34,503
34,779	Series 2012-75, 2.500%, 12/25/2041	33,955
4,303	Pool #AJ2446 4.000%, 01/01/2042	4,359
11,138	Pool #AJ7538 4.000%, 01/01/2042	11,286
2,768	Pool #AJ8001 4.000%, 01/01/2042	2,767
8,700	Pool #AJ8369 4.000%, 01/01/2042	8,815
9,011	Pool #AJ9162 4.000%, 01/01/2042	9,130
47,270	Pool #AJ9330 4.000%, 01/01/2042	47,807
3,276	Pool #AJ9779 4.000%, 01/01/2042	3,311
7,510	Pool #AK0170 4.000%, 01/01/2042	7,609
17,727	Pool #AK0543 4.000%, 01/01/2042	17,961
8,662	Pool #AK0563 4.000%, 01/01/2042	8,776
13,713	Pool #AK1827 4.000%, 01/01/2042	13,895
113,648	Pool #AL2752 5.000%, 03/01/2042	119,204
31,460	Series 2012-52, 3.500%, 05/25/2042	31,154
131,313	Series 2012-128, 1.500%, 06/25/2042	124,992
20,127	Pool #AB5529 4.000%, 07/01/2042	20,280
70,186	Pool #AB6228 3.500%, 09/01/2042	69,102
63,272	Series 415, 3.000%, 11/01/2042	60,985
117,113	Series 4961, 2.500%, 12/15/2042	110,769
177,286	Pool #AQ9316 2.500%, 01/01/2043	161,809
52,257	Series 2015-48, 3.000%, 02/25/2043	51,889
487,635	Pool #AT2720 3.000%, 05/01/2043	466,821
290,051	Pool #AT5900 3.000%, 06/01/2043	277,576
46,917	Series 2013-77, 1.700%, 06/25/2043	45,828
181,366	Pool #AU1625 3.500%, 07/01/2043	178,564
39,068	Series 2017-26, 3.500%, 07/25/2044	39,230
215,555	Pool #AS5469 4.000%, 07/01/2045	217,463
277,376	Pool #AZ0832 4.000%, 07/01/2045	279,283
37,496	Pool #AS5597 3.500%, 08/01/2045	36,708
27,753	Series 2016-38, 3.000%, 01/25/2046	27,096
50,729	Series 2016-11, 2.500%, 03/25/2046	49,044
141,462	Pool #AS7170 3.500%, 05/01/2046	138,380
136,160	Pool #AS7242 3.500%, 05/01/2046	133,397
261,313	Pool #BC9468 3.000%, 06/01/2046	248,318
100,660	Pool #AS7492 4.000%, 07/01/2046	101,465
175,146	Pool #AS8947 3.500%, 03/01/2047	171,583
23,156	Series 2017-34, 3.000%, 05/25/2047	22,894
23,220	Pool #MA3038 4.500%, 06/01/2047	23,655
1,497,947	Pool #CA0858 3.500%, 12/01/2047	1,461,538
33,120	Series 2018-80, 3.500%, 12/25/2047	32,630
19,302	Series 2018-77, 3.500%, 02/25/2048	19,304
68,683	Series 2018-23, 3.500%, 04/25/2048	66,737
436,731	Pool #BN5279 4.000%, 02/01/2049	438,282
66,794	Series 2019-06, 3.000%, 02/25/2049	65,918
72,955	Series 2019-07, 3.500%, 03/25/2049	72,612
94,917	Series 2019-14, 3.500%, 04/25/2049	95,066
79,467	Series 2019-45, 3.000%, 08/25/2049	76,148
2,245,110	Pool #MA4307 3.000%, 04/01/2051	2,099,177
2,950,002	Pool #FM7678 2.500%, 06/01/2051	2,672,974
3,086,231	Pool #FS1108 2.500%, 09/01/2051	2,789,445
3,096,244	Pool #FM9491 2.500%, 11/01/2051	2,796,675
46,596	Series 2017-35, 3.500%, 04/25/2053	46,669
46,051	Series 2017-84, 3.500%, 04/25/2053	46,319
42,135	Series 2017-49, 4.000%, 07/25/2053	42,570
71,209	Series 2017-96, 3.000%, 12/25/2054	70,186
37,557	Series 2018-19, 3.500%, 05/25/2056	37,620
55,095	Series 2018-70, 3.500%, 10/25/2056	55,334
67,151	Series 2019-07, 3.500%, 11/25/2057	67,259
83,969	Series 2019-12, 3.500%, 11/25/2057	83,919
223,762	Series 2020-1, 3.500%, 08/25/2058	222,153
	Government National Mortgage Association
7,607	Pool #614436X 5.000%, 08/15/2033	7,898
12,164	Pool #736686X 5.000%, 02/15/2039	12,828
312,983	Pool #723248X 5.000%, 10/15/2039	331,218
47,146	Series 2015-56, 1.500%, 04/16/2040	46,579
118,511	Pool #783403X 3.500%, 09/15/2041	118,361
43,053	Series 2013-37, 2.000%, 01/20/2042	42,208
2,500,000	Pool #TBA 3.000%, 07/15/2045 (h)	2,359,717
19,122	Series 2015-151, 1.700%, 10/20/2045	18,965
25,854	Pool #MA4587M 4.000%, 07/20/2047	26,061
73,369	Pool #MA4652M 3.500%, 08/20/2047	72,334
137,417	Pool #MA4778M 3.500%, 10/20/2047	135,401
97,795	Pool #MA4779M 4.000%, 10/20/2047	98,701
116,073	Pool #MA4780M 4.500%, 10/20/2047	120,250
5,300,000	Pool #TBA 2.500%, 07/01/2050 (h)	4,861,301
2,700,000	Pool #TBA 2.000%, 10/20/2050 (h)	2,403,369
	Total Mortgage Backed Securities - U.S. Government Agency (Cost $69,214,181)	69,128,442

	MUNICIPAL DEBT OBLIGATIONS - 1.47%
	California, GO,
30,000	7.550%, 04/01/2039	40,781
60,000	7.300%, 10/01/2039	77,767
105,000	Chicago Transit Authority Sales & Transfer Tax Receipts, Series B, Revenue Bond,
	Series B, 6.899%, 12/01/2040	126,120
20,000	Chicago Transit Authority Sales Tax Receipts Fund, Revenue Bond
	3.912%, 12/01/2040	18,414
	County of Riverside CA
345,000	2.963%, 02/15/2027	329,864
345,000	3.070%, 02/15/2028	327,151
155,000	Dallas Fort Worth International Airport, Revenue Bond
	Series A, 4.507%, 11/01/2051	151,117
125,000	District of Columbia
	3.432%, 04/01/2042	103,531
	Metropolitan Transportation Authority, Revenue Bond
255,000	5.175%, 11/15/2049	264,257
100,000	5.000%, 11/15/2050	103,130
60,000	New York State Thruway Authority - Class M, Revenue Bond
	2.900%, 01/01/2035	52,596
335,000	New York Transportation Development Corp., Revenue Bond
	4.248%, 09/01/2035	330,970
355,000	Philadelphia Authority for Industrial Development - Series C, Revenue Bond
	6.550%, 10/15/2028	403,783
215,000	Port Authority of New York & New Jersey - Series AAA, Revenue Bond
	1.086%, 07/01/2023	211,056
250,000	State Board of Administration Finance Corp., Revenue Bond
	1.258%, 07/01/2025	234,037
35,000	University of California Medical Center, Series H, Revenue Bond,
	6.548%, 05/15/2048 (e)	43,561
	Total Municipal Debt Obligations (Cost $2,943,005)	2,818,135

	U.S. TREASURY OBLIGATIONS - 31.15%
	U.S. Treasury Bonds - 10.45%
2,150,000	6.875%, 08/15/2025	2,399,098
277,572	0.750%, 07/15/2028 (f)	280,567
361,677	0.250%, 07/15/2029 (f)	352,067
101,485	0.125%, 07/15/2030 (f)	97,167
2,820,000	3.125%, 02/15/2043	2,696,955
1,400,000	3.750%, 11/15/2043	1,473,719
2,220,000	3.125%, 08/15/2044	2,117,759
1,705,000	2.500%, 02/15/2045	1,456,976
240,000	3.000%, 11/15/2045	224,700
950,000	2.500%, 02/15/2046	811,916
2,510,000	3.000%, 02/15/2047	2,362,832
461,103	0.875%, 02/15/2047 (f)	433,566
1,050,000	2.750%, 11/15/2047	948,158
500,000	3.000%, 02/15/2048	474,844
70,344	1.000%, 02/15/2048 (f)	68,366
940,000	3.125%, 05/15/2048	916,830
2,996,000	1.250%, 05/15/2050	1,924,696
390,000	1.375%, 08/15/2050	259,266
1,020,000	1.625%, 11/15/2050	724,300
99,941	0.125%, 02/15/2051 (f)	78,711
	U.S. Treasury Notes - 20.70%
525,000	0.125%, 08/31/2022	523,751
8,210,000	1.375%, 08/31/2023	8,066,485
1,600,000	2.375%, 08/15/2024 (i)	1,580,625
2,190,000	2.875%, 05/31/2025	2,183,327
5,680,000	2.875%, 07/31/2025 (i)	5,661,584
3,490,000	0.750%, 04/30/2026	3,203,847
4,340,000	2.000%, 11/15/2026	4,155,889
2,055,000	1.125%, 08/31/2028	1,832,643
2,645,000	1.500%, 11/30/2028	2,406,537
5,260,000	1.875%, 02/28/2029	4,900,019
708,000	1.625%, 08/15/2029	646,105
2,700,000	0.875%, 11/15/2030	2,285,824
1,635,000	1.625%, 05/15/2031	1,464,986
1,030,000	1.375%, 11/15/2031	896,100
	Total U.S. Treasury Obligations (Cost $66,394,067)	59,910,215

Number of Shares
	SHORT TERM INVESTMENTS - 0.97%
	Money Market Funds - 0.97%
1,870,296	DWS Government Money Market Series - Institutional Shares
	Effective Yield, 1.24% (d)	1,870,296
	Total Short Term Investments (Cost $1,870,296)	1,870,296

Number of Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL - 2.52%
4,852,538	Mount Vernon Liquid Assets Portfolio, LLC
	Effective Yield, 1.64% (d)	4,852,538
	Total Investments Purchased with Proceeds from Securities Lending Collateral (Cost $4,852,538)	4,852,538

	Total Investments (Cost $257,931,790) - 125.10%	240,581,712
	Liabilities in Excess of Other Assets - (25.10)%	(48,264,488)
	TOTAL NET ASSETS - 100.00%	$192,317,224

Percentages are stated as a percent of net assets.
Principal amounts are denominated in the currency in which the security was purchased.

(a)	Variable rate security based on a reference index and spread. Certain securities are fixed to variable and currently in the fixed phase. The rate reported is the rate in effect as of June 30, 2022.
(b)	Variable rate security. The coupon is based on an underlying pool of assets. The rate reported is the rate in effect as of June 30, 2022.
(c)
Securities were purchased exempt from registration in the U.S. pursuant to Rule 144A of the Securities Act of 1933 (the “Act”) or were acquired in a private placement, and, unless registered under the Act, may only be sold to “qualified institutional buyers” (as defined in the Act) or pursuant to another exemption from registration. The value of these securities total $44,010,240, which represents 22.88% of total net assets.

(d)	Seven-Day yield as of June 30, 2022.
(e)	All or portion of this security is on loan.
(f)	Represents a U.S. Treasury Inflation Protected Security.
(g)	These securities have been deemed illiquid pursuant to the Fund’s liquidity guidelines. The value of these securities total $1,160,584, which represents 0.60% of total net assets.
(h)	Security purchased on a when-issued basis. On June 30, 2022, the total value of investments purchased on a when-issued basis was $43,537,418 or 22.64% of total net assets.
(i)	All or a portion of this security is held as collateral for certain swap, options written and futures contracts. The approximate value of the portion of this security held as collateral is $1,347,507.
(j)
Represents an interest-only security that entitles holders to receive only interest payments on the underlying mortgages. The yield-to-maturity of an interest-only security is extremely sensitive to the rate of principal payments on the underlying mortgage assets. A rapid (slow) rate of principal repayments may have an adverse (positive) effect on yield to maturity. The principal amount shown is the underlying mortgages. Interest rate disclosed represents yield upon the estimated timing and amount of future cash flows at June 30, 2022. These securities are considered liquid pursuant to the Fund’s liquidity guidelines and the value of these securities total $1,372,445, which represents 0.71% of total net assets.

(k)	Step-up bond; the interest rate shown is the rate in effect as of June 30, 2022.

Glossary of Terms
LIBOR	- London Interbank Offered Rate
CMT	- Constant Maturing Treasury Rate
SOFR	- Secured Overnight Financing Rate

GuideMark® Core Fixed Income Fund
SCHEDULE OF OPEN FUTURES CONTRACTS (Unaudited)
June 30, 2022
Description	Number of Contracts Purchased / (Sold)	Notional Value	Settlement Month	Unrealized Appreciation (Depreciation)
U.S. Treasury 2 Year Bond Future	(33)	$(6,930,516)	Sep-22	$(27,381)
U.S. Treasury 5 Year Note Future	(37)	(4,153,250)	Sep-22	(56,993)
U.S. Treasury 10 Year Note Future	(28)	(3,318,875)	Sep-22	(75,223)
U.S. Treasury Long Bond Future	(47)	(6,515,375)	Sep-22	106,760
U.S. Treasury Ultra 10 Year Note Future	(60)	(7,642,500)	Sep-22	86,113
U.S. Treasury Ultra Bond Future	(5)	(771,719)	Sep-22	18,296

GuideMark® Core Fixed Income Fund
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
June 30, 2022
Notional Amount		Value
	Credit Default Swaptions
	Call Options
$9,800,000	U.S. Dollar - Euro
	Buy Protection CDX.NA.IG.38
	Reference Rate: 1.000%
	Frequency: Quarterly
	Counterparty: Morgan Stanley
	Expiration: July, 2022
	Exercise Price: $97.50	$(14,900)
9,800,000	U.S. Dollar - Euro
	Buy Protection CDX.NA.IG.38
	Reference Rate: 1.000%
	Frequency: Quarterly
	Counterparty: Goldman Sachs
	Expiration: July, 2022
	Exercise Price: $85.00	(1,216)
	Put Options
9,800,000	U.S. Dollar - Euro
	Buy Protection CDX.NA.IG.38
	Reference Rate: 1.000%
	Frequency: Quarterly
	Counterparty: Morgan Stanley
	Expiration: July, 2022
	Exercise Price: $97.50	(34,419)
9,800,000	U.S. Dollar - Euro
	Buy Protection CDX.NA.IG.38
	Reference Rate: 1.000%
	Frequency: Quarterly
	Counterparty: Goldman Sachs
	Expiration: July, 2022
	Exercise Price: $85.00	(75,554)
	Total Options Written (Premiums Received $110,397)	$(126,089)

GuideMark® Core Fixed Income Fund
SCHEDULE OF OPEN SWAP CONTRACTS (Unaudited)
Interest Rate Swaps
June 30, 2022
		Floating	Fixed	Fixed					Upfront	Unrealized
Pay/Receive		Payment	Pay	Payment	Maturity		Notional	Fair	Premiums	Appreciation
Floating Rate	Floating Rate Index	Frequency	Rate	Frequency	Date	Counterparty	Amount	Value	Paid (Received)	(Depreciation)
Receive	USD-SOFR-COMPOUND*	Annually	1.0000%	Annually	12/15/2026	Morgan Stanley	$4,125,000	$300,580	$(6,394)	$306,974
Receive	USD-SOFR-COMPOUND*	Annually	1.5600%	Annually	12/15/2051	Morgan Stanley	565,000	120,907	(3,454)	124,361
								$421,487	$(9,848)	431,335
*	Centrally cleared swap, clearing agent: LCH Group